Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - General and administrative expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Personnel expenses	€ 8,361	€ 2,217
Consulting fees	1,299	1,784
Supervisory board	477	263
Office costs	1,377	781
Total	€ 11,514	€ 5,045